Fair Value (Details Textual) - USD ($)		12 Months Ended
	Jan. 15, 2020	Jun. 30, 2020	Jun. 09, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Description of contingent consideration		(i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.
Principal amount			$ 17
Purchase price			$ 15
Solo Sciences, Inc. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Description of contingent consideration	(i) $0.01 per solo*TAG™ and solo*CODE™ sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAG™ and solo*CODE™, which is December 1, 2029. This fee represents contingent consideration and was recorded at fair value as of the date of acquisition. Contingent consideration is adjusted to fair value each period with changes in fair value being recognized in earnings at each reporting period.
Fair value of the contingent consideration		$ 389,000
Liability for the contingent consideration		389,000
Trellis Solutions, Inc [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of the contingent consideration		998,000
Liability for the contingent consideration		$ 0